SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Apr. 27, 2018 $ / shares	Jan. 26, 2018 $ / shares	May 03, 2018 Vessel
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares	$ 0.01	$ 0.03
Dividend declare date	Apr. 27, 2018	Jan. 26, 2018
Dividend payment date	Jun. 12, 2018	Mar. 09, 2018
Number of vessels placed in the market for sale | Vessel			2